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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               ------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hudson Bay Capital Management LP
Address: 120 Broadway, 40th Floor
         New York, New York 10271

Form 13F File Number: 028-12909

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles Winkler
Title: Chief Operating Officer
Phone: (212) 571-1244

Signature, Place, and Date of Signing:


/s/ Charles Winkler         New York, NY   02/11/09
------------------------   -------------   --------
[Signature]                [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           87
Form 13F Information Table Value Total:     $131,366
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2      COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
                                                                                                            VOTING AUTHORITY
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
2020 CHINACAP ACQUIRCO INC   COM              90212G109   2,226     307,000 SH       SOLE                   307,000
ACM MANAGED DLR INCOME FD    COM              000949107     719     151,007 SH       SOLE                   151,007
ADVANCED TECHNOLOGY ACQU COR COM               07556103     423      56,500 SH       SOLE                    56,500
ALCON INC                    COM SHS          H01301102   1,372      15,379 SH       SOLE                    15,379
ALCON INC                    COM SHS          H01301952     210      45,600 SH  PUT  SOLE                    45,600
ALLIANCE DATA SYSTEMS CORP   CALL             018581108   1,046      22,471 SH       SOLE                    22,471
ALLIANCE DATA SYSTEMS CORP   COM              018581958     210     260,000 SH  PUT  SOLE                   260,000
ALLSCRIPT MISYS HEALTCAR SOL COM              01988P108      20      20,200 SH  CALL SOLE                    20,200
ALTERNATIVE ASSET MGMT ACQU  COM              02149U101   1,358     147,000 SH       SOLE                   147,000
AMERICAN EXPRESS CO          COM              025816109     783      42,206 SH       SOLE                    42,206
AMERICAN EXPRESS CO          COM              025816909      24      40,000 SH  CALL SOLE                    40,000
AMERICAN EXPRESS CO          COM              025816959     131      65,000 SH  PUT  SOLE                    65,000
AMERICAN INTL GROUP INC      UNIT 99/99/9999  026874115   2,085     255,189 SH       SOLE                   255,189
BANK OF AMERICA CORPORATION  COM              060505104   2,480     176,129 SH       SOLE                   176,129
BANK OF AMERICA CORPORATION  COM              060505904      37      30,200 SH  CALL SOLE                    30,200
BANK OF AMERICA CORPORATION  COM              060505954     238     130,200 SH  PUT  SOLE                   130,200
BEACON POWER CORP            COM              073677106     115     217,088 SH       SOLE                   217,088
BOARDWALK PIPELINE PARTNERS  UT LTD PARTNER   096627104   1,790     100,669 SH       SOLE                   100,669
BORDERS GROUP INC            COM              099709107      36      90,900 SH       SOLE                    90,900
BRISTOW GROUP INC            NOTE             110394AC7   1,818   3,250,000 PRN      SOLE                 3,250,000
CAPITOL ACQUISITION CORP DEL COM              14055E104     506      55,600 SH       SOLE                    55,600
CAPSTONE TURBINE CORP        COM              14067D952      80      48,000 SH  PUT  SOLE                    48,000
CHINA DIRECT INC             COM              169384953      63      50,000 SH  PUT  SOLE                    50,000
CITIGROUP INC                COM              172967901     131      30,000 SH  CALL SOLE                    30,000
CNA FINL CORP                COM              126117100   3,071     186,794 SH       SOLE                   186,794

CREDIT SUISSE GROUP          SPONSORED ADR    225401108     826      29,223 SH       SOLE                    29,223
CREDIT SUISSE GROUP          SPONSORED ADR    225401958      90      99,100 SH  PUT  SOLE                    99,100
DISCOVER FINL SVCS           COM              254709108     185      19,400 SH       SOLE                    19,400
DISCOVER FINL SVCS           COM              254709958      30     132,500 SH  PUT  SOLE                   132,500
DOW CHEM CO                  COM              260543103   1,506      99,786 SH       SOLE                    99,786
DOW CHEM CO                  COM              260543953     549     151,200 SH  PUT  SOLE                   151,200
FACET BIOTECH CORP           SHS              30303Q103   1,120     116,739 SH       SOLE                   116,739
FORD MTR CO DEL              NOTE             345370CF5   3,918  15,000,000 PRN      SOLE                15,000,000
FORD MTR CO DEL              COM              345370950   3,156     388,400 SH  PUT  SOLE                   388,400
GENERAL STEEL HOLDINGS INC   COM              370853953     326     150,000 SH  PUT  SOLE                   150,000
GENEVA ACQUISITION CORP      COM              37185Y104     454      76,900 SH       SOLE                    76,900
GLOBAL CONSUMER ACQST CORP   COM              378983100   1,966     217,000 SH       SOLE                   217,000
GOLDEN POND HEALTHCARE INC   COM              38116J109     325      45,000 SH       SOLE                    45,000
GOLDMAN SACHS GROUP INC      NOTE             38141G104  12,543     148,634 PRN      SOLE                   148,634
GOLDMAN SACHS GROUP INC      COM              38141G904     907     124,900 SH  CALL SOLE                   124,900
GOLDMAN SACHS GROUP INC      COM              38141G954   7,694     186,300 SH  PUT  SOLE                   186,300
HICKS ACQUISITION CO I INC   *W EXP 09/28/201 429086309   1,096     120,000 SH       SOLE                   120,000
HIGHLANDS ACQUISITION CORP   COM              430880104     397      43,100 SH       SOLE                    43,100
HUNTSMAN CORP                COM              447011107     500     145,224 SH       SOLE                   145,224
IDEATION ACQUISITION CORP    COM              451665103   1,442     200,000 SH       SOLE                   200,000
INTER ATLANTIC FINANCIAL INC COM              45890H100     230      31,300 SH       SOLE                    31,300
ISTAR FINL INC               FRNT             45031UBF7   8,706  29,679,000 PRN      SOLE                29,679,000
KBL HEALTHCARE ACQUIS CORP I COM              48241N107     832     112,499 SH       SOLE                   112,499
KRAFT FOODS INC              CL A             50075N104     634      23,621 SH       SOLE                    23,621
KRAFT FOODS INC              CL A             50075N954      30      30,000 SH  PUT  SOLE                    30,000
LORILLARD INC                COM              544147901       5      12,000 SH  CALL SOLE                    12,000
MENTOR CORP MINN             NOTE             587188103   1,197      38,700 PRN      SOLE                    38,700
MERRILL LYNCH & CO INC       COM              590188108   3,356     277,330 SH       SOLE                   277,330
MERRILL LYNCH & CO INC       COM              590188958     565     249,800 SH  PUT  SOLE                   249,800
METLIFE INC                  COM              59156R108     889      25,503 SH       SOLE                    25,503
MEXICO FD INC                CALL             592835102   2,943     193,598 SH       SOLE                   193,598

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
MITSUBISHI UFJ FINL GROUP IN SPONSORED ADR    606822904      99      79,000 SH  CALL SOLE                    79,000
NORTEL NETWORKS CORP NEW     NOTE             656568AE2     750   5,000,000 PRN      SOLE                 5,000,000
NATIONAL CITY CORP           COM              635405103   8,744   4,831,042 SH       SOLE                 4,831,042
OCEANAUT INC                 COM              675227102     762      96,758 SH       SOLE                    96,758
OVERTURE ACQUISITION CORP    SHS              G6830P100     623      68,400 SH       SOLE                    68,400
PDL BIOPHARMA INC            COM              69329Y104   2,623     424,452 SH       SOLE                   424,452
PET DRX CORPORATION          COM              715813101     322     767,400 SH       SOLE                   767,400
POLARIS ACQUISITION CORP     COM              73104R102     774      85,000 SH       SOLE                    85,000
PROCTER & GAMBLE CO          COM              742718109   9,805     158,608 SH       SOLE                   158,608
PROLOGIS                     NOTE             743410AS1   1,052   2,500,000 PRN      SOLE                 2,500,000
PROSPECT ACQUISITION CORP    COM              74347T103     457      49,920 SH       SOLE                    49,920
REGIONS FINANCIAL CORP NEW   CALL             7591EP100     930     116,833 SH       SOLE                   116,833
REGIONS FINANCIAL CORP NEW   COM              7591EP950     276     127,500 SH  PUT  SOLE                   127,500
RENAISSANCE ACQUISITION CORP *W EXP 01/28/201 75966C305     487      88,500 SH       SOLE                    88,500
RODMAN & RENSHAW CAP GP INC  COM              77487R100      74      85,900 SH       SOLE                    85,900
SAPPHIRE INDUSTRIALS CORP    COM              80306T109   1,830     200,000 SH       SOLE                   200,000
SIRIUS XM RADIO INC          CALL             82967N108      18     146,160 SH       SOLE                   146,160
SIRIUS XM RADIO INC          COM              82967N908      36     725,900 SH  CALL SOLE                   725,900
SLM CORP                     CALL             78442P106     669      75,201 SH       SOLE                    75,201
SLM CORP                     COM              78442P906     175     123,000 SH  CALL SOLE                   123,000
SLM CORP                     COM              78442P956     784     287,000 SH  PUT  SOLE                   287,000
SMITHFIELD FOODS INC         NOTE             832248AR9   7,614   9,940,000 PRN      SOLE                 9,940,000
SOVEREIGN BANCORP INC        CALL             845905108   2,859     959,416 SH       SOLE                   959,416
SPECTRUM PHARMACEUTICALS INC COM              84763A908       2      37,700 SH  CALL SOLE                    37,700
SPORTS PPTYS ACQUISITION COR COM              84920F107   1,356     149,000 SH       SOLE                   149,000
TECK COMINCO LTD             CL B             878742904       1      15,200 SH  CALL SOLE                    15,200
TM ENTMT & MEDIA INC         COM              87260T108     264      36,100 SH       SOLE                    36,100
TRANS-INDIA ACQUISITION CORP COM              893237107     569      73,850 SH       SOLE                    73,850
TREMISIS ENERGY ACQ CORP II  COM              89472N101   2,630     365,300 SH       SOLE                   365,300
TRIAN ACQUISITION I CORP     COM              89582E108   2,346     263,300 SH       SOLE                   263,300
UNITED                       COM              911360105   3,051     330,500 SH       SOLE                   330,500